Selling, General and Administrative Expenses (Narrative) (Details) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)
Disclosure Of Selling General And Administrative Expenses Abstract
Expenses in respect of acquisition of CPV Group	₪ 17	$ 5	₪ 89	$ 24